Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for the PEO ($)(1)(2)	Compensation Actually Paid to the PEO ($)(3)	Average Summary Compensation Table Total for the Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to the Non-PEO NEOs ($)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income (Loss) ($ in thousands)(6)	Non-GAAP Adjusted EBITDA ($ in thousands)(7)

2025	14,164,778	(8,552,462)	2,195,641	771,050	57.78	123.49	(84,461)	22,967
2024	15,414,510	30,912,398	1,101,159	978,020	236.40	162.79	(4,987)	(6,350)
2023	9,665,569	15,192,603	1,310,110	1,858,109	141.64	131.92	(69,752)	(25,783)
2022	2,155,099	(7,771,695)	1,347,796	649,506	84.81	103.62	(69,319)	(18,845)
2021	1,124,454	1,928,070	516,345	1,617,502	171.67	162.45	(75,799)	(17,793)

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Savneet Singh served as the principal executive officer (“PEO”) of the Company for 2021, 2022, 2023, 2024, and 2025. Amounts shown for 2024 and 2023 include the Company’s payment of premiums on supplemental long-term disability insurance for Mr. Singh of $7,588 and $7,941, respectively, which were inadvertently excluded in prior years.The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the Company’s other NEOs as a group (excluding the PEO) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table, except with respect to the adjustments provided for in footnote 1 above. Refer to “Executive Compensation – Executive Compensation Tables – 2025 Summary Compensation Table” of this proxy statement and the Company’s proxy statements for 2021, 2022, 2023 and 2024. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Bryan A. Menar and Cathy A. King, (ii) for 2024, 2023, and 2022, Bryan A. Menar, Cathy A. King, Raju Malhotra, and Michael Nelson; and (iii) for 2021, Bryan A. Menar, Raju Malhotra, Michael Nelson, and Matthew R. Cicchinelli.
Peer Group Issuers, Footnote	Represents the peer group TSR. The peer group used for this purpose is the Russell 2000 Technology Index.
PEO Total Compensation Amount	$ 14,164,778	$ 15,414,510	$ 9,665,569	$ 2,155,099	$ 1,124,454
PEO Actually Paid Compensation Amount	$ (8,552,462)	30,912,398	15,192,603	(7,771,695)	1,928,070
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total reported compensation and non-PEO NEOs’ average total reported compensation for each year to determine the compensation actually paid:

2025 Adjustments	PEO ($)	Average for Non-PEO NEOs ($)

Reported Summary Compensation Table Total	14,164,778	2,195,641
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(12,296,322)	(1,499,948)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,821,544	843,038
Plus (less), Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(14,485,805)	(701,472)
Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
Plus (less), Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(756,657)	(66,209)
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Equals, Compensation Actually Paid	(8,552,462)	771,050

Non-PEO NEO Average Total Compensation Amount	$ 2,195,641	1,101,159	1,310,110	1,347,796	516,345
Non-PEO NEO Average Compensation Actually Paid Amount	$ 771,050	978,020	1,858,109	649,506	1,617,502
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total reported compensation and non-PEO NEOs’ average total reported compensation for each year to determine the compensation actually paid:

2025 Adjustments	PEO ($)	Average for Non-PEO NEOs ($)

Reported Summary Compensation Table Total	14,164,778	2,195,641
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(12,296,322)	(1,499,948)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,821,544	843,038
Plus (less), Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(14,485,805)	(701,472)
Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
Plus (less), Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(756,657)	(66,209)
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Equals, Compensation Actually Paid	(8,552,462)	771,050

Compensation Actually Paid vs. Total Shareholder Return
Compensation actually paid is significantly influenced by changes in our stock price and has thus varied from year to year. In particular, compensation actually paid in 2025 was heavily influenced by our stock price decreasing 50% from the beginning to the end of the year, which in turn had a meaningful negative impact on the value of our NEOs’ equity awards that year (including a decrease of the estimated earn out level of in-progress relative TSR PRSUs).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Compensation actually paid is significantly influenced by changes in our stock price and has thus varied from year to year. In particular, compensation actually paid in 2025 was heavily influenced by our stock price decreasing 50% from the beginning to the end of the year, which in turn had a meaningful negative impact on the value of our NEOs’ equity awards that year (including a decrease of the estimated earn out level of in-progress relative TSR PRSUs).

Tabular List, Table

Compensation Program	Most Important Financial Performance Measures

STI	Non-GAAP Adjusted EBITDA
Annual Recurring Revenue (ARR)
LTI	Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 57.78	236.40	141.64	84.81	171.67
Peer Group Total Shareholder Return Amount	123.49	162.79	131.92	103.62	162.45
Net Income (Loss)	$ (84,461,000)	$ (4,987,000)	$ (69,752,000)	$ (69,319,000)	$ (75,799,000)
Company Selected Measure Amount	22,967,000	(6,350,000)	(25,783,000)	(18,845,000)	(17,793,000)
PEO Name	Savneet Singh
Additional 402(v) Disclosure	The dollar amounts reported as “compensation actually paid” to the PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table.Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA
Non-GAAP Measure Description	The dollar amounts reported represent the amount of adjusted EBITDA reflected in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 (see “Compensation Discussion and Analysis—2025 Executive Compensation Program—Short-Term Incentive Compensation” above for more information).
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Recurring Revenue (ARR)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,296,322)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,821,544
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,485,805)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(756,657)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,499,948)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	843,038
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(701,472)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,209)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0